Transition to IFRS (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Feb. 28, 2018	Jan. 31, 2018
Equity under U.S. GAAP		$ 3,509,632	$ (55,792)
IFRS adjustments to equity:
Leases (Note 26(a))		(65,223)	0
Convertible debentures (Note 26(b))		51,103	0
Total IFRS adjustments to equity		(14,120)
Total equity under IFRS	$ 2,656,561	$ 3,495,512	$ (55,792)	$ (55,792)